UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1.   Schedule of Investments

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 84.0%

Consumer Discretionary — 10.4%
Adient *	20	$1,172
Amazon.com *	44	32,995
AutoZone *	10	7,898
Carnival	85	4,425
CBS, Cl B	85	5,408
Charter Communications, Cl A *	24	6,910
Comcast, Cl A	240	16,572
Delphi Automotive	62	4,176
Dollar General	62	4,592
Dollar Tree *	52	4,013
Ford Motor	588	7,133
General Motors	198	6,898
Home Depot	132	17,698
Lowe's	126	8,961
McDonald's	101	12,294
Netflix *	64	7,923
Newell Brands	138	6,162
NIKE, Cl B	212	10,776
Omnicom Group	48	4,085
O'Reilly Automotive *	22	6,125
Priceline Group *	6	8,796
Ross Stores	98	6,429
Starbucks	192	10,660
Target	106	7,657
Time Warner	112	10,811
TJX	105	7,889
Twenty-First Century Fox, Cl A	278	7,795
VF	93	4,962
Walt Disney	168	17,509
Yum China Holdings *	20	522
Yum! Brands	80	5,066
		264,312
Consumer Staples — 7.7%
Altria Group	180	12,172
Archer-Daniels-Midland	112	5,113
Coca-Cola	296	12,272
Colgate-Palmolive	120	7,853
ConAgra Foods	118	4,667
Constellation Brands, Cl A	12	1,840
Costco Wholesale	48	7,685
CVS Caremark	129	10,180
Dr Pepper Snapple Group	51	4,624
Estee Lauder, Cl A	58	4,436
General Mills	110	6,795
Kellogg	66	4,865
Kimberly-Clark	58	6,619
Kraft Heinz	64	5,588
Kroger	156	5,384
Lamb Weston Holdings	40	1,514
Molson Coors Brewing, Cl B	44	4,282
Mondelez International, Cl A	203	8,998
Monster Beverage *	78	3,459
PepsiCo	146	15,275
Philip Morris International	168	15,370
Procter & Gamble	239	20,095
Reynolds American	86	4,819
Sysco	86	4,762
Tyson Foods, Cl A	29	1,789
Walgreens Boots Alliance	70	5,793
Wal-Mart Stores	139	9,608
		195,857
Energy — 6.5%
Anadarko Petroleum	106	7,391
Apache	84	5,331
Baker Hughes	86	5,587
Chevron	220	25,894
ConocoPhillips	212	10,630
Devon Energy	58	2,649
EOG Resources	92	9,301
Exxon Mobil	420	37,909
Halliburton	160	8,654
Kinder Morgan	236	4,888
Marathon Petroleum	94	4,733
Occidental Petroleum	102	7,265
Phillips 66	58	5,012
Pioneer Natural Resources	32	5,762
Schlumberger	161	13,517
Spectra Energy	54	2,219
Valero Energy	78	5,329
Williams	100	3,114
		165,185
Financials — 12.5%
Aflac	42	2,923
Allstate	70	5,188
American Express	108	8,001
American International Group	116	7,576
Aon	42	4,684
Bank of America	1,181	26,100
Bank of New York Mellon	154	7,297
BB&T	236	11,097
Berkshire Hathaway, Cl B *	166	27,055
BlackRock, Cl A	12	4,566
Capital One Financial	56	4,885
Charles Schwab	192	7,578
Chubb	34	4,492
Citigroup	354	21,038
CME Group, Cl A	40	4,614
Discover Financial Services	92	6,632
Goldman Sachs Group	34	8,141
Hartford Financial Services Group	88	4,193
Intercontinental Exchange	80	4,514
JPMorgan Chase	296	25,542
M&T Bank	54	8,447
Marsh & McLennan	66	4,461
MetLife	160	8,623
Morgan Stanley	166	7,014
PNC Financial Services Group	80	9,357
Progressive	194	6,887
Prudential Financial	60	6,244
S&P Global	42	4,517
State Street	88	6,839
SunTrust Banks	144	7,898
Synchrony Financial	156	5,658
T Rowe Price Group	86	6,472
Travelers	36	4,407
US Bancorp	160	8,219
Wells Fargo	444	24,469

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

Description	Shares	Fair Value
Willis Towers Watson	34	$4,158
		319,786
Health Care — 11.5%
Abbott Laboratories	200	7,682
AbbVie	198	12,399
Aetna	44	5,456
Alexion Pharmaceuticals *	38	4,649
Allergan	48	10,080
Amgen	82	11,989
Anthem	46	6,613
Baxter International	100	4,434
Becton Dickinson	28	4,635
Biogen *	26	7,373
Boston Scientific *	184	3,980
Bristol-Myers Squibb	160	9,350
Cardinal Health	58	4,174
Celgene *	98	11,344
Cigna	16	2,134
Danaher	46	3,581
Edwards Lifesciences *	38	3,561
Eli Lilly	109	8,017
Express Scripts Holding *	104	7,154
Gilead Sciences	170	12,174
HCA Holdings *	52	3,849
Humana	24	4,897
Illumina *	30	3,841
Intuitive Surgical *	8	5,073
Johnson & Johnson	266	30,647
McKesson	41	5,758
Medtronic	139	9,901
Merck	258	15,188
Mylan *	80	3,052
Pfizer	652	21,177
Regeneron Pharmaceuticals *	12	4,405
St. Jude Medical	59	4,731
Stryker	22	2,636
Thermo Fisher Scientific	68	9,595
UnitedHealth Group	93	14,885
Vertex Pharmaceuticals *	44	3,241
Zimmer Biomet Holdings	40	4,128
Zoetis, Cl A	90	4,818
		292,601
Industrials — 9.0%
3M	84	15,000
American Airlines Group	74	3,455
Boeing	74	11,521
Caterpillar	84	7,790
CSX	132	4,743
Cummins	26	3,553
Deere	64	6,595
Delta Air Lines	112	5,509
Eaton	116	7,782
Emerson Electric	140	7,805
FedEx	32	5,958
Fortive	46	2,467
General Dynamics	40	6,906
General Electric	994	31,410
Honeywell International	58	6,719
Illinois Tool Works	70	8,572
Johnson Controls International	137	5,643
Lockheed Martin	26	6,498
Nielsen Holdings	134	5,621
Norfolk Southern	48	5,187
Northrop Grumman	18	4,186
PACCAR	94	6,007
Raytheon	36	5,112
Roper Technologies	32	5,859
Southwest Airlines	114	5,682
Stanley Black & Decker	62	7,111
Union Pacific	106	10,990
United Parcel Service, Cl B	58	6,650
United Technologies	102	11,182
Waste Management	116	8,226
		229,739
Information Technology — 17.2%
Accenture, Cl A	56	6,559
Activision Blizzard	82	2,961
Adobe Systems *	75	7,721
Alphabet, Cl A *	31	24,566
Alphabet, Cl C *	31	23,926
Amphenol, Cl A	74	4,973
Analog Devices	48	3,486
Apple	584	67,639
Applied Materials	218	7,035
Automatic Data Processing	100	10,278
Broadcom	52	9,192
Cisco Systems	577	17,437
Cognizant Technology Solutions, Cl A *	100	5,603
Corning	210	5,097
eBay *	214	6,354
Electronic Arts *	58	4,568
Facebook, Cl A *	268	30,834
Fidelity National Information Services	60	4,538
Fiserv *	44	4,676
Hewlett Packard Enterprise	216	4,998
HP	308	4,571
Intel	474	17,191
International Business Machines	68	11,287
Intuit	26	2,980
Mastercard, Cl A	64	6,608
Micron Technology *	234	5,129
Microsoft	818	50,830
NVIDIA	70	7,472
Oracle	364	13,996
Paychex	126	7,671
PayPal Holdings *	148	5,842
QUALCOMM	188	12,258
salesforce.com *	80	5,477
TE Connectivity	80	5,542
Texas Instruments	124	9,048
Versum Materials *	12	337
Visa, Cl A	207	16,151
Yahoo! *	81	3,132
		437,963
Materials — 2.1%
Air Products & Chemicals	25	3,596
Dow Chemical	172	9,843
Ecolab	54	6,330

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

Description	Shares	Fair Value
EI du Pont de Nemours	118	$8,661
Freeport-McMoRan, Cl B *	284	3,746
LyondellBasell Industries, Cl A	26	2,230
Monsanto	64	6,733
Newmont Mining	100	3,407
PPG Industries	54	5,117
Praxair	18	2,109
Sherwin-Williams	10	2,687
		54,459
Real Estate — 2.4%
American Tower, Cl A ‡	56	5,918
AvalonBay Communities ‡	38	6,731
Boston Properties ‡	24	3,019
Crown Castle International ‡	68	5,900
Equinix ‡	8	2,859
Equity Residential ‡	72	4,634
Prologis ‡	118	6,229
Public Storage ‡	26	5,811
Simon Property Group ‡	34	6,041
Ventas ‡	78	4,877
Welltower ‡	74	4,953
Weyerhaeuser ‡	166	4,995
		61,967
Telecommunication Services — 2.2%
AT&T	765	32,536
Verizon Communications	432	23,060
		55,596
Utilities — 2.5%
American Electric Power	54	3,400
Consolidated Edison	50	3,684
Dominion Resources	22	1,685
Duke Energy	70	5,433
Edison International	56	4,031
Eversource Energy	80	4,418
Exelon	150	5,324
NextEra Energy	28	3,345
PG&E	76	4,619
PPL	138	4,699
Public Service Enterprise Group	108	4,739
Sempra Energy	52	5,233
Southern	70	3,443
WEC Energy Group	74	4,340
Xcel Energy	156	6,350
		64,743

Total Common Stock
(Cost $1,986,883)		2,142,208

Total Investments - 84.0%
(Cost $1,986,883)†		$2,142,208

 The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Gold	23	Feb-2017	$(310,500)
S&P 500 Index E-MINI	5	Mar-2017	(1,720)
			$(312,220)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of December 31, 2016.

Percentages are based on Net Assets of $2,549,247.

*	Non-income producing security

‡	Real Estate Investment Trust

†	At December 31, 2016, the tax basis cost of the Fund's investments was $1,986,883, and the unrealized appreciation and depreciation were $190,273 and $(34,948), respectively.

Cl — Class
S&P — Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,142,208	$—	$—	$2,142,208
Total Investments in Securities	$2,142,208	$—	$—	$2,142,208

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(312,220)	$—	$—	$(312,220)
Total Other Financial Instruments	$(312,220)	$—	$—	$(312,220)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

REX Gold Hedged FTSE Emerging Markets ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 88.3%
Schwab Emerging Markets Equity ETF‡	99,100	$2,136,596

Total Exchange-Traded Fund
(Cost $2,249,927)		2,136,596

Total Investments - 88.3%
(Cost $2,249,927)†		$2,136,596

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Gold	22	Feb-2017	$(327,813)
E-MINI MSCI EAFE	13	Mar-2017	(14,116)
			$(341,929)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX Gold Hedged FTSE Emerging Markets Subsidiary I as of December 31, 2016.

Percentages are based on Net Assets of $2,420,267.

‡
The Fund’s investment in the Schwab Emerging Markets Equity ETF represents greater than 50% of the Fund’s total investments. The Schwab Emerging Markets Equity ETF seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index. For further financial information, available upon request at no charge, on the Schwab Emerging Markets Equity ETF, please go to the Securities Exchange Commission’s website at http:// www.sec.gov or call 1-877-824-5615.

†	At December 31, 2016, the tax basis cost of the Fund's investments was $2,249,927, and the unrealized appreciation and depreciation were $0 and $(113,331), respectively.

EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,136,596	$—	$—	$2,136,596
Total Investments in Securities	$2,136,596	$—	$—	$2,136,596

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(341,929)	$—	$—	$(341,929)
Total Other Financial Instruments	$(341,929)	$—	$—	$(341,929)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

REX-QH-001-0200

Item 2.     Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 1, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: March 1, 2017